Shareholders’ Equity	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
Shareholders’ Equity

13. Shareholders’ Equity

Ordinary shares

The Company was established under the laws of Cayman Islands on January 3, 2024. The authorized and outstanding numbers of the Company’s ordinary shares were 500,000,000 shares and 1 share, with a par value of $0.0001 each, at the date of incorporation.

On January 30, 2024, 99,999 ordinary shares were allotted to the Company’s sole shareholder at the time at a par value of $0.0001 each for a total consideration of $10. As of the date these consolidated financial statements are issued, the consideration had not been settled by the Company’s shareholder and was recognized as subscription receivables in these consolidated financial statements.

On October 23, 2024, the Company’s shareholder approved a 1-to-100 share split. Immediately before the share split, the Company was authorized to issue a maximum of 500,000,000 shares of $0.0001 par value, of which 100,000 ordinary shares were issued and outstanding. As a result of the share split, the Company is authorized to issue a maximum of 50,000,000,000 shares of $0.000001 par value, of which 10,000,000 ordinary shares are issued and outstanding. The Company considered the share split part of its recapitalization prior to the completion of its initial public offering. The Company believed that it is appropriate to reflect the above transaction on a retroactive basis pursuant to ASC 260, Earnings Per Share. All shares and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively restated to reflect the above transaction for the periods presented.

On July 16, 2025, the Company completed its initial public offering on NASDAQ, under the trading symbol “MGRT”. Under this offering, 3,750,000 ordinary shares were issued at a price of $4.00 per share. On July 17, 2025, the Company closed its initial public offering, received net proceeds of $13,355,628 from the offering after deducting underwriting discounts and offering expenses of $1,644,372 from the gross proceeds of $15,000,000. In addition, pursuant to the underwriting agreement with the underwriter dated July 15, 2025, it granted the underwriter a 45-day option to purchase up to an additional 562,500 ordinary shares at the public offering price of $4.00 per share, less underwriting discounts, to cover any over-allotment. The underwriter did not exercise the over-allotment option.

On July 16, 2025, upon the completion of IPO of the Company, IPO costs capitalized as of September 30, 2024 amounted to $557,183, together with other IPO costs incurred during the year ended September 30, 2025, totaling $2,688,050, were charged to shareholder’s equity under additional paid-in capital.

At the date these consolidated financial statements were issued, a total of 13,750,000 ordinary shares of par value of $0.000001 each were issued and outstanding.

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024